Ultra Series Fund
550 Science Drive
Madison, WI  53711
608-216-9109
May 4, 2020
Filed Electronically by EDGAR
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE: Ultra Series Fund (the "Fund")
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 002-87775; File No. 811-4815

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment dated May 1, 2020 and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,
/s/ Steven J. Fredricks
Steven J. Fredricks
Chief Legal Officer & Chief Compliance Officer